Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Debt [Abstract]
Schedule of Long-term Debt
Long-term debt as of June 30, 2026, and December 31, 2025, consisted of the following:

Facilities	June 30, 2026	December 31, 2025
BofA Credit Facility (a)	$55,500	$-
UBS Credit Facility (b)	57,000	71,000
2024 Senior Secured Term Loan Facility (c)	216,000	240,000
2027 Secured Notes (d)	153,125	179,375
Total credit facilities	$481,625	$490,375
Sale and Leaseback Agreements
Minsheng Sale and Leaseback Agreements - $178,000 (h)	159,888	166,788
CMBFL Sale and Leaseback Agreements - $120,000 (i)	34,912	37,546
Total Sale and Leaseback Agreements	$194,800	$204,334
Total borrowings	$676,425	$694,709
Less: Current portion of long-term debt	(135,437)	(128,500)
Less: Current portion of Sale and Leaseback Agreements (h, i)	(19,067)	(19,067)
Less: Deferred financing costs (k)	(4,661)	(5,567)
Non-current portion of Long-Term Debt	$517,260	$541,575

Maturities of Long-term Debt
Maturities of long-term debt for the periods subsequent to June 30, 2026, are as follows:

Payment due by period ended	Amount
June 30, 2027	$154,504
June 30, 2028	222,008
June 30, 2029	54,738
June 30, 2030	46,738
June 30, 2031	107,550
June 30, 2032 and thereafter	90,887
$676,425

Deferred Financing Costs

	June 30, 2026	December 31, 2025
Opening balance	$5,567	$7,042
Expenditure in the period	333	2,185
Amortization included within interest expense	(1,239)	(3,660)
Closing balance	$4,661	$5,567